Inventories - Inventories (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Service part reclassification		€ 312.0
Raw materials 1	[1]	2,026.3	€ 1,550.3
Work-in-process		1,505.9	1,537.5
Finished products 1	[1]	771.3	793.0
Inventories, gross		4,303.5	3,880.8
Inventory reserves		(494.3)	(441.3)	€ (349.9)
Inventories, net		€ 3,809.2	€ 3,439.5

[1]
1.
In 2019, the presentation of service parts needing to be reworked has been adjusted from Finished products to Raw materials as they are not able to be used in sale of goods or services in their current state. As a result, we have reclassified €312.0 million from Finished products to Raw materials for the previously reported December 31, 2018 balances. The reclassification does not have an impact on the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Income, Consolidated Balance Sheets, Consolidated Statements of Shareholders’ Equity or Consolidated Statements of Cash Flows